UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21237

Unified Series Trust
(Exact name of registrant as specified in charter)

Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, OH	45246
(Address of principal executive offices)	(Zip code)

Zachary P. Richmond

Ultimus Fund Solutions, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

(Name and address of agent for service)

Registrant's telephone number, including area code:	513-587-3400

Date of fiscal year end:	9/30

Date of reporting period:	6/30/19

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

FCI BOND FUND

SCHEDULE OF INVESTMENTS

June 30, 2019 (Unaudited)

CORPORATE BONDS — 62.58%	Principal Amount	Fair Value

Corporate Bonds - Domestic — 52.31%
AbbVie, Inc., 4.25%, 11/14/2028	$500,000	$534,963
Agilent Technologies, Inc., 5.00%, 7/15/2020	300,000	307,363
American International Group, Inc., 4.13%, 2/15/2024	600,000	636,216
Applied Materials, Inc., 4.30%, 6/15/2021	225,000	234,513
AT&T, Inc., 3.40%, 6/15/2022	800,000	821,922
AT&T, Inc., 4.25%, 3/1/2027	475,000	509,520
AvalonBay Communities, Inc., 2.95%, 9/15/2022	450,000	459,183
Bank of America Corporation, 3.30%, 1/11/2023	1,000,000	1,031,479
BlackRock, Inc., 5.00%, 12/10/2019	500,000	506,006
Boardwalk Pipelines, L.P., 4.45%, 7/15/2027	500,000	511,717
Celgene Corporation, 3.63%, 5/15/2024	500,000	525,237
Citigroup, Inc., 3.20%, 10/21/2026	700,000	714,519
Diamond 1 Finance Corporation / Diamond 2 Finance Corporation, 5.45%, 6/15/2023(a)	400,000	431,390
Discover Financial Services, 5.20%, 4/27/2022	475,000	508,780
Edwards Lifesciences Corporation, 4.30%, 6/15/2028	625,000	676,242
Fifth Third Bank, 2.25%, 6/14/2021	400,000	400,032
General Electric Capital Corporation, 6.00%, 8/7/2019	150,000	150,495
General Motors Financial Company, 3.70%, 5/9/2023	500,000	507,609
Goldman Sachs Group, Inc. (The), 5.38%, 3/15/2020	1,025,000	1,046,319
JPMorgan Chase & Company, 2.70%, 5/18/2023	1,225,000	1,238,407
Juniper Networks, Inc., 4.60%, 3/15/2021	625,000	647,065
Macy's Retail Holdings, Inc., 4.38%, 9/1/2023	400,000	409,153
McDonald's Corporation, 3.70%, 1/30/2026	98,000	104,263
Morgan Stanley, 3.88%, 1/27/2026	700,000	744,714
National Oilwell Varco, Inc., 2.60%, 12/1/2022	450,000	449,723
Raymond James Financial, Inc., 3.63%, 9/15/2026	450,000	463,169
Starbucks Corporation, 3.80%, 8/15/2025	600,000	640,854
Synchrony Financial, 3.75%, 8/15/2021	500,000	509,683
TJX Companies, Inc. (The), 2.25%, 9/15/2026	200,000	196,428
Verizon Communications, 4.13%, 3/16/2027	600,000	653,115
Walt Disney Co./The, 4.50%, 2/15/2021(a)	800,000	830,493
Wells Fargo & Company, 3.00%, 4/22/2026	700,000	708,268
Wells Fargo Bank NA, 3.55%, 8/14/2023	550,000	574,446
Willis North America, Inc., 3.60%, 5/15/2024	280,000	289,411
Zoetis, Inc., 3.25%, 2/1/2023	485,000	495,332

TOTAL CORPORATE BONDS - DOMESTIC (Cost $18,797,145)		19,468,029

See accompanying notes which are an integral part of this schedule of investments.

Corporate Bonds - Foreign — 10.27%
Corporate Bonds - Australia - 2.31%
National Australia Bank Ltd., 2.80%, 1/10/2022	500,000	506,268
Westpac Banking Corporation, 4.88%, 11/19/2019	350,000	353,486
		859,754
Corporate Bonds - Canada - 2.08%
Encana Corporation, 3.90%, 11/15/2021	450,000	461,094
Husky Energy, Inc., 4.00%, 4/15/2024	300,000	312,851
		773,945
Corporate Bonds - Cayman Islands - 1.12%
Alibaba Group Holding Limited, 3.60%, 11/28/2024	400,000	417,536

Corporate Bonds - Isle Of Man - 0.98%
AngloGold Ashanti Holdings plc, 5.13%, 8/1/2022	350,000	366,093

Corporate Bonds - Luxembourg - 1.27%
Schlumberger Investment, 3.65%, 12/1/2023	450,000	473,752

Corporate Bonds - Netherlands - 1.08%
Deutsche Telekom International Finance BV, 6.00%, 7/8/2019	400,000	400,219

Corporate Bonds - United Kingdom - 1.43%
Aon PLC, 3.88%, 12/15/2025	500,000	532,335

TOTAL CORPORATE BONDS - FOREIGN (Cost $3,749,093)		3,823,634

TOTAL CORPORATE BONDS (Cost $22,546,238)		23,291,663

U.S. TREASURY OBLIGATIONS — 21.41%

United States Treasury Note, 2.63%, 11/15/2020	1,050,000	1,060,931
United States Treasury Note, 2.00%, 2/15/2025	2,550,000	2,576,546
United States Treasury Note, 2.13%, 5/15/2025	2,050,000	2,085,034
United States Treasury Note, 2.25%, 2/15/2027	850,000	871,217
United States Treasury Note, 2.75%, 2/15/2028	300,000	319,031
United States Treasury Note, 2.63%, 2/15/2029	1,000,000	1,054,668

TOTAL U.S. TREASURY OBLIGATIONS (Cost $7,824,803)		7,967,427

U.S. GOVERNMENT AGENCIES — 9.09%

Federal Home Loan Banks, 2.75%, 7/11/2031	300,000	297,893
Federal Home Loan Mortgage Corporation, 2.00%, 10/27/2023(b)	700,000	699,359
Federal Home Loan Mortgage Corporation, 3.50%, 1/1/2048	191,352	197,175

See accompanying notes which are an integral part of this schedule of investments.

Federal National Mortgage Association, 1.50%, 8/10/2021	600,000	596,983
Federal National Mortgage Association, 1.50%, 8/24/2021	795,000	790,681
Federal National Mortgage Association, 2.50%, 3/30/2026(b)	800,000	801,413

TOTAL U.S. GOVERNMENT AGENCIES (Cost $3,369,731)		3,383,504

U.S. GOVERNMENT MORTGAGE BACKED AGENCIES — 3.46%

Federal Home Loan Mortgage Corporation, Pool #A57160, 5.50%, 2/1/2037	17,772	19,045
Federal National Mortgage Association, Pool #745133, 5.50%, 11/1/2035	25,165	27,938
Federal National Mortgage Association, Pool #832648, 5.00%, 9/1/2035	11,582	12,659
Federal National Mortgage Association, Pool #832949, 5.00%, 9/1/2035	11,166	12,206
Federal National Mortgage Association, Pool #845549, 5.50%, 1/1/2036	32,612	36,576
Federal National Mortgage Association, Pool #878104, 5.50%, 4/1/2036	10,664	11,610
Federal National Mortgage Association, Pool #AB4300, 3.50%, 1/1/2042	253,224	262,967
Federal National Mortgage Association, Pool #AI8577, 3.00%, 8/1/2042	582,835	593,060
Federal National Mortgage Association, Pool #MA0918, 4.00%, 12/1/2041	295,175	311,446

TOTAL U.S. GOVERNMENT MORTGAGE BACKED AGENCIES (Cost $1,274,673)		1,287,507

MONEY MARKET FUNDS - 2.87%	Shares

Fidelity Investments Money Market Government Portfolio, Class I, 2.26%(c)	1,066,420	1,066,420

TOTAL MONEY MARKET FUNDS (Cost $1,066,420)		1,066,420

TOTAL INVESTMENTS — 99.41% (Cost $36,081,865)		36,996,521

Other Assets in Excess of Liabilities — 0.59%		221,175

NET ASSETS — 100.00%		$37,217,696

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total fair value of these securities as June 30, 2019 was $1,261,883, representing 3.39% of net assets.
(b)	Step bond. Coupon rate is a fixed rate that increases to a higher coupon rate at a specified date. The rate shown is the current rate at June 30, 2019.
(c)	Rate disclosed is the seven day effective yield as of June 30, 2019.

See accompanying notes which are an integral part of this schedule of investments.

At June 30, 2019, the net unrealized appreciation (depreciation) for federal income tax purposes was as follows:

Gross unrealized appreciation	$927,866
Gross unrealized depreciation	(13,210)
Net unrealized appreciation on investments	$914,656
Tax cost	$36,081,865

See accompanying notes which are an integral part of this schedule of investments.

FCI Bond Fund

Related Notes to the Schedule of Investments

June 30. 2019

(Unaudited)

The FCI Bond Fund (the “Fund”) is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Security Transactions and Related Income - The Fund follows industry practice and records security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted or amortized using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Securities Valuation and Fair Value Measurements - Fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value such as a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date
•	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the level input that is most significant to the fair value measurement in its entirety.

Debt securities, including all bonds, U.S. Treasury obligations, and U.S. Government/Agency obligations, are valued by using the mean between the closing bid and asked prices provided by a pricing service. If the closing bid and asked prices are not readily available, the pricing service may provide a price determined by a matrix pricing method. Matrix pricing is a mathematical technique used to value fixed income securities without relying exclusively on quoted prices. Matrix pricing takes into consideration recent transactions, yield, liquidity, risk, credit quality, coupon, maturity, type of issue and any other factors or market data the pricing service deems relevant for the actual security being priced and for other securities with similar characteristics. These securities will generally be categorized as Level 2 securities. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair value of the securities or when prices are not readily available from a pricing service, securities are valued at fair value as determined by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees (“Board”). These securities will generally be categorized as Level 3 securities.

FCI Bond Fund

Related Notes to the Schedule of Investments – continued

June 30. 2019

(Unaudited)

Equity securities that are traded on any stock exchange are generally valued at the last quoted sale price on the security’s primary exchange. Lacking a last sale price, an exchange traded security is generally valued at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. When using the market quotations and when the market is considered active, the security is classified as a Level 1 security. In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Fund values its securities and other assets at fair value in accordance with procedures established by and under the general supervision of the Board. Under these procedures, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (“NAV”), These securities will be categorized as Level 1 securities.

In accordance with the Trust’s valuation policies, Financial Counselors, Inc. (the “Adviser”) is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would be the amount which the Fund might reasonably expect to receive for them upon their current sale. Methods that are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market prices of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair value pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations.

The following is a summary of the inputs used at June 30, 2019 in valuing the Fund’s investments:

		Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Domestic Corporate Bonds	$-	$19,468,029	$-	$19,468,029
Foreign Corporate Bonds	-	3,823,634	-	3,823,634
U.S. Treasury Obligations	-	7,967,427	-	7,967,427
U.S. Government Agencies	-	3,383,504	-	3,383,504
U.S. Government Mortgage Backed Agencies	-	1,287,507	-	1,287,507
Money Market Funds	1,066,420	-	-	1,066,420
Total	$1,066,420	$35,930,101	$-	$36,996,521

The Fund did not hold any assets at any time during the reporting period in which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.

APPLESEED FUND
SCHEDULE OF INVESTMENTS
June 30, 2019 (Unaudited)

Common Stocks — 67.17%	Shares	Fair Value
Communication Services — 20.80%
China Mobile Ltd. - ADR (Hong Kong)	130,575	$5,913,741
Criteo S.A. - ADR (France)(a)	687,149	11,825,835
SINA Corporation (China)(a)	271,403	11,705,612
Sk Telecom Company Ltd. - ADR (South Korea)	196,562	4,864,910
		34,310,098
Consumer Discretionary — 5.97%
Despegar.com Corporation (Virgin Islands British)(a)	265,299	3,685,003
Hyundai Home Shopping Network Corporation (South Korea)	67,293	6,165,559
		9,850,562
Financials — 8.01%
Air Lease Corporation	93,825	3,878,726
Moscow Exchange MICEX-RTS PJSC (Russia)	3,870,500	5,519,742
Sberbank of Russia PJSC - ADR (Russia)	84,024	1,283,887
Sberbank of Russia PJSC - ADR (Russia)	164,000	2,522,320
		13,204,675
Health Care — 1.23%
Paramount Bed Holdings Company Ltd. (Japan)	53,200	2,023,189

Industrials — 10.28%
Coherent, Inc.(a)	17,533	2,390,975
Embraer S.A. - ADR (Brazil)	312,524	6,291,109
Hudson Technologies, Inc.(a)	892,099	767,027
OSRAM Licht AG (Germany)	168,600	5,552,258
Titan International, Inc.	398,156	1,946,983
		16,948,352
Information Technology — 8.82%
ASM Pacific Technology Ltd. (Hong Kong)	175,000	1,792,225
Samsung Electronics Company Ltd. (South Korea)	183,900	7,470,957
Silicom Ltd. (Israel)(a)	161,719	5,286,594
		14,549,776
Materials — 2.93%
Mosaic Company (The)	192,779	4,825,258

Pharmaceuticals — 2.72%
Ardelyx, Inc.(a)	1,665,216	4,479,431

See accompanying notes which are an integral part of this schedule of investments.

Real Estate — 2.22%
Jones Lang LaSalle, Inc.	26,015	3,660,050

Transportation — 4.19%
Bollore SA (France)	688,900	3,039,495
COSCO SHIPPING Ports Ltd. (Hong Kong)	3,924,000	3,873,003
		6,912,498
TOTAL COMMON STOCKS
(Cost $114,884,156)		110,763,889

Closed-End Funds - 17.22%

Sprott Physical Gold Trust (Canada)(a)	2,083,075	23,601,240
Templeton Global Income Fund	753,429	4,791,808
TOTAL CLOSED-END FUNDS
(Cost $25,732,444)		28,393,048

Exchange-Traded Funds - 1.41%

VanEck Merk Gold Shares(a)	168,000	2,321,760
TOTAL EXCHANGE-TRADED FUNDS
(Cost $1,927,944)		2,321,760

U.S. Government Securities — 5.48%	Principal Amount
U.S. Treasury Notes 2.38%, 4/30/2020	$9,000,000	9,027,246

TOTAL U.S. GOVERNMENT SECURITIES
(Cost $8,999,463)		9,027,246

Corporate Bonds — 2.03%
BMW Finance NV, 4.25%, 10/18/2020 (Netherlands) (b)	22,000,000	3,247,098
Calvert Impact Capital, Inc., 1.50%, 2/15/2021(c)	100,000	100,000

TOTAL CORPORATE BONDS
(Cost $3,598,456)		3,347,098

Certificate of Deposit — 1.39%
Beneficial Bank, 0.80%, 7/18/2019	250,000	250,000
Community Bank, 1.50%, 10/17/2019(d)	1,039,300	1,039,300
Community Development Bank, 0.45%, 9/8/2019	250,000	250,000
Self-Help Federal Credit Union, 0.25%, 8/28/2019	250,000	250,000
Self-Help Federal Credit Union, 0.25%, 7/22/2019	250,000	250,000
Spring Bank, 0.90%, 3/28/2020	250,000	250,000

See accompanying notes which are an integral part of this schedule of investments.

TOTAL CERTIFICATE OF DEPOSIT
(Cost $2,289,300)	2,289,300

Money Market Funds - 1.55%	Shares
Federated Government Obligations Fund, Institutional Class, 2.26%(e)	2,553,006	2,553,006

TOTAL MONEY MARKET FUNDS
(Cost $2,553,006)		2,553,006

Total Investments — 96.25%
(Cost $159,984,769)		158,695,347

Other Assets in Excess of Liabilities — 3.75%		6,183,169
Net Assets — 100.00%		$164,878,516

(a)	Non-income producing security.
(b)	Foreign-denominated security. Principal amount reflects local currency.
(c)	Illiquid security. Total value of illiquid securities held as of June 30, 2019 was $100,000, representing 0.06% of net assets.
(d)	Certificates of Deposit purchased through Certificate of Deposit Account Registry Service ("CDARS"). Deposits occur in increments below the standard Federal Deposit Insurance Corporation ("FDIC") insurance maximum so that both principal and interest are FDIC Insured.
(e)	Rate disclosed is the seven day effective yield as of June 30, 2019.

ADR - American Depositary Receipt.

At June 30, 2019, the net unrealized appreciation (depreciation) for federal income tax purposes was as follows:

Gross unrealized appreciation	$6,637,111
Gross unrealized depreciation	(10,645,434)
Net unrealized depreciation on investments	$(4,008,323)
Tax cost	$162,704,450

See accompanying notes which are an integral part of this schedule of investments.

APPLESEED FUND
SCHEDULE OF FUTURES CONTRACTS
June 30, 2019 (Unaudited)

LONG FUTURES CONTRACTS	Contracts	Expiration Date	Notional Amount	Notional Value	Unrealized Appreciation (Depreciation)
Euro FX Currency Future	18	December 2019	$2,592,450	$2,592,450	$21,855

					$21,855

See accompanying notes which are an integral part of this schedule of investments.

Appleseed Fund

Related Notes to the Schedule of Investments

June 30, 2019

(Unaudited)

The Appleseed Fund (the “Fund”) is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Security Transactions and Related Income - The Fund follows industry practice and records security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Dividend income from Real Estate Investment Trusts (“REITS”) and distributions from Limited Partnerships are recognized on the ex-date. The calendar year end classification of distributions received from REITS during the fiscal year are reported subsequent to year end; accordingly, the Fund estimates the character of REIT distributions based on the most recent information available. Income or loss from Limited Partnerships is reclassified in the components of net assets upon receipt of K-1’s. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region.

Securities Valuation and Fair Value Measurements – Fair value is defined as the price the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, (the risk inherent in a particular valuation technique used to measure fair value such as a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date
•	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities that are traded on any stock exchange are generally valued at the last quoted sale price on the security’s primary exchange. Lacking a last sale price, an exchange traded security is generally valued at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. When using the market quotations and when the market is considered active, the security is classified as a Level 1 security. In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Fund values its securities and other assets at fair value in accordance with procedures established by and under the general supervision of the Board of Trustees (“Board”). Under these procedures, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

Appleseed Fund

Related Notes to the Schedule of Investments - continued

June 30, 2019

(Unaudited)

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (“NAV”) provided by the service agent of the mutual funds. These securities are categorized as Level 1 securities.

Debt securities are valued by using the mean between the closing bid and asked prices provided by a pricing service. If the closing bid and asked prices are not readily available, the pricing service may provide a price determined by a matrix pricing method. Matrix pricing is a mathematical technique used to value fixed income securities without relying exclusively on quoted prices. Matrix pricing takes into consideration recent transactions, yield, liquidity, risk, credit quality, coupon, maturity, type of issue and any other factors or market data the pricing service deems relevant for the actual security being priced and for other securities with similar characteristics. These securities will generally be categorized as Level 2 securities. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair value of the securities or when prices are not readily available from a pricing service, securities are valued at fair value as determined by the Adviser, in conformity with guidelines adopted by and subject to review of the Board. These securities will generally be categorized as Level 3 securities.

Certificates of deposit are priced at their original cost, which approximates their fair value, through maturity date. These securities will be classified as Level 2 securities.

Option contracts are generally traded on an exchange and are generally valued at the last trade price, as provided by a pricing service. If there is no such reported sale on the valuation date, long positions are valued at the most recent bid price. The option contracts will generally be categorized as Level 1 securities unless the market is considered inactive or the absence of a last trade price, in which case, they will be categorized as Level 2 securities.

Futures contracts that the Fund invests in are valued at the settlement price established each day by the board of trade or exchange on which they are traded, and when the market is considered active, will generally be categorized as Level 1 securities.

In accordance with the Trust’s valuation policies, Pekin Hardy Strauss, Inc. (the “Adviser”) is Adviser is required to consider all appropriate factors relevant to the value of securities for which market quotations are not available or the price provided by the service is not reliable, as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would be the amount which the Fund might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair-value pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability

The following is a summary of the inputs used in valuing the Fund’s investments as of June 30, 2019:

Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Common Stocks*	$110,763,889	$-	$-	$110,763,889
Closed-End Funds	28,393,048	-	-	28,393,048
Exchange-Traded Funds	2,321,760	-	-	2,321,760
U.S. Government Securities	-	9,027,246	-	9,027,246
Corporate Bonds	-	3,347,098	-	3,347,098
Certificates of Deposit	-	2,289,300	-	2,289,300
Money Market Funds	2,553,006	-	-	2,553,006
Total	$144,031,703	$14,663,644	$-	$158,695,347

Other
Long Futures Contracts**	21,855	21,855

*	Refer to Schedule of Investments for sector classifications.
**	The amount shown represents the net unrealized appreciation of the futures contracts.

The Fund did not hold any investments during the reporting period in which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.

IRON STRATEGIC INCOME FUND
Schedule of Investments	June 30, 2019
(Unaudited)

Corporate Bonds – 63.51%	Principal Amount	Fair Value
Communication Services – 8.64%
CenturyLink, Inc., 5.80%, 3/15/2022	$500,000	$523,750
Gannett Company, Inc., 5.13%, 7/15/2020	1,000,000	1,003,750
Hughes Satellite Systems Corporation, 7.63%, 6/15/2021	500,000	536,250
Sinclair Television Group, Inc., 5.38%, 4/1/2021	500,000	501,563
Sinclair Television Group, Inc., 5.63%, 8/1/2024 (a)	500,000	512,500
Sprint Corporation, 7.88%, 9/15/2023	500,000	544,375
Sprint Corporation, 7.25%, 9/15/2021	500,000	532,500
T-Mobile USA, Inc., 4.00%, 4/15/2022	500,000	512,500
Townsquare Media, Inc., 6.50%, 4/1/2023 (a)	500,000	494,375
		5,161,563
Consumer Discretionary – 16.27%
Choice Hotels International, Inc., 5.75%, 7/1/2022	500,000	540,010
Hertz Corporation, 7.63%, 6/1/2022 (a)	500,000	520,000
Lee Enterprises, Inc., 9.50%, 3/15/2022 (a)	500,000	511,250
Meritage Homes Corporation, 7.15%, 4/15/2020	500,000	516,875
MGM Resorts International, 6.63%, 12/15/2021	500,000	541,250
Netflix, Inc., 5.50%, 2/15/2022	500,000	527,500
Nexstar Broadcasting, Inc., 6.13%, 2/15/2022 (a)	1,000,000	1,015,000
QVC, Inc., 5.13%, 7/2/2022	500,000	520,789
Service Corporation International, 5.38%, 5/15/2024	500,000	515,625
Signet UK Finance plc, 4.70%, 6/15/2024 (b)	500,000	417,500
Sirius XM Radio, Inc., 3.88%, 8/1/2022 (a)	500,000	503,750
Sirius XM Radio, Inc., 6.00%, 7/15/2024 (a)	500,000	515,750
TRI Pointe Group, Inc., 4.88%, 7/1/2021	500,000	512,500
TRI Pointe Group, Inc., 5.88%, 6/15/2024	500,000	517,350
United Continental Holdings, Inc., 6.00%, 12/1/2020	500,000	522,500
William Lyon Homes, Inc., 5.88%, 1/31/2025	500,000	496,250
YUM! Brands, Inc., 5.00%, 6/1/2024 (a)	500,000	518,125
YUM! Brands, Inc., 3.75%, 11/1/2021	500,000	505,000
		9,717,024
Energy – 10.65%
CNX Resources Corporation, 5.88%, 4/15/2022	1,000,000	975,000
CVR Refining, LLC, 6.50%, 11/1/2022	500,000	510,375

See accompanying notes which are an integral part of this schedule of investments.

IRON STRATEGIC INCOME FUND
Schedule of Investments (continued)	June 30, 2019
(Unaudited)

Corporate Bonds (continued)	Principal Amount	Fair Value
Energy (continued)
Gulfport Energy Corporation, 6.00%, 10/15/2024	$500,000	$388,750
Laredo Petroleum, Inc., 5.63%, 1/15/2022	500,000	466,250
Murphy Oil Corporation, 4.45%, 12/1/2022 (c)	500,000	506,875
Newfield Exploration Company, 5.75%, 1/30/2022	500,000	535,795
Oasis Petroleum, Inc., 6.88%, 3/15/2022	500,000	500,000
PBF Logistics, L.P., 6.88%, 5/15/2023	500,000	518,125
Range Resources Corporation, 5.00%, 8/15/2022	500,000	476,875
SM Energy Company, 6.13%, 11/15/2022	500,000	498,750
Southwest Energy Company, 6.20%, 1/23/2025 (c)	500,000	458,750
WPX Energy, Inc., 6.00%, 1/15/2022	500,000	523,750
		6,359,295
Financials – 5.06%
Fly Leasing Ltd., 6.38%, 10/15/2021 (b)	500,000	513,125
Iron Mountain, Inc., 4.38%, 6/1/2021 (a)	500,000	506,250
Nielsen Finance LLC, 5.00%, 4/15/2022 (a)	500,000	501,250
Realogy Group LLC, 5.25%, 12/1/2021 (a)	500,000	482,500
Synovus Financial Corporation, 5.75%, 12/15/2025	1,000,000	1,022,500
		3,025,625
Health Care – 3.38%
DaVita, Inc., 5.75%, 8/15/2022	500,000	506,250
Select Medical Corporation, 6.38%, 6/1/2021	500,000	501,300
TransDigm, Inc., 6.00%, 7/15/2022	1,000,000	1,012,500
		2,020,050
Industrials – 4.00%
Meritor, Inc., 6.25%, 2/15/2024	500,000	515,625
Terex Corporation, 5.63%, 2/1/2025 (a)	500,000	508,125
Tutor Perini Corporation, 6.88%, 5/1/2025 (a)	500,000	480,000
WESCO Distribution, Inc., 5.38%, 12/15/2021	500,000	505,625
XPO Logistics, Inc., 6.50%, 6/15/2022 (a)	375,000	383,438
		2,392,813
Information Technology – 7.01%
Anixter, Inc., 5.13%, 10/1/2021	500,000	520,625
CommScope, Inc., 5.00%, 6/15/2021 (a)	500,000	500,625

See accompanying notes which are an integral part of this schedule of investments.

IRON STRATEGIC INCOME FUND
Schedule of Investments (continued)	June 30, 2019
(Unaudited)

Corporate Bonds (continued)	Principal Amount	Fair Value
Information Technology (continued)
Donnelley Financial Solutions, Inc., 8.25%, 10/15/2024	$500,000	$518,750
NCR Corporation, 6.38%, 12/15/2023	500,000	516,875
Symantec Corporation, 4.20%, 9/15/2020	500,000	507,973
Symantec Corporation, 5.00%, 4/15/2025 (a)	500,000	512,934
Unisys Corporation, 10.75%, 4/15/2022 (a)	1,000,000	1,108,750
		4,186,532
Materials – 6.00%
AK Steel Corporation, 7.63%, 10/1/2021	500,000	495,000
Allegheny Technologies, Inc., 5.95%, 1/15/2021	500,000	516,250
Chemours Company (The), 6.63%, 5/15/2023	500,000	519,060
Freeport-McMoRan, Inc., 3.55%, 3/1/2022	500,000	503,125
Louisiana-Pacific Corporation, 4.88%, 9/15/2024	500,000	509,375
Sealed Air Corporation, 6.50%, 12/1/2020 (a)	500,000	518,750
W.R. Grace & Company, 5.13%, 10/1/2021 (a)	500,000	521,250
		3,582,810
Real Estate – 2.50%
GEO Group, Inc. (The), 5.88%, 1/15/2022	1,000,000	982,500
Outfront Media Capital LLC, 5.25%, 2/15/2022	500,000	508,575
		1,491,075
TOTAL CORPORATE BONDS (Cost $37,927,834)		37,936,787
Exchange-Traded Funds – 34.99%
iShares 0-5 Year High Yield Corporate Bond ETF	223,700	10,446,790
SPDR Bloomberg Barclays Short Term High Yield Bond ETF	383,940	10,454,686
TOTAL EXCHANGE-TRADED FUNDS (Cost $20,764,008)		20,901,476

Money Market Funds – 0.65%(d)	Shares
Federated Treasury Obligations Fund – Institutional Shares, 2.24%	97,441	97,441
Fidelity Investments Money Market Treasury Only – Class I, 2.16%	97,441	97,441
First American Treasury Obligations Fund – Class Z, 2.23%	97,441	97,441

See accompanying notes which are an integral part of this schedule of investments.

IRON STRATEGIC INCOME FUND
Schedule of Investments (continued)	June 30, 2019
(Unaudited)

Money Market Funds (continued)	Shares	Fair Value
Wells Fargo Treasury Plus Money Market Fund – Class I, 2.22%	97,441	$97,441
TOTAL MONEY MARKET FUNDS (Cost $389,764)		389,764
TOTAL INVESTMENTS — 99.15% (Cost $59,081,606)		59,228,027
Other Assets in Excess of Liabilities — 0.85%		507,104
NET ASSETS - 100.00%		$59,735,131

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total fair value of these securities as June 30, 2019 was $10,614,622, representing 17.77% of net assets.
(b)	Foreign corporate bond denominated in U.S. dollars.
(c)	Step bond. Coupon rate is fixed rate that increases to a higher coupon rate at a specified date. The rate shown is the current rate at June 30, 2019.
(d)	Rate disclosed is the seven day effective yield as of June 30, 2019.

At June 30, 2019, the net unrealized appreciation (depreciation) on investments for federal income tax purposes were as follows:

Gross unrealized appreciation	$499,030
Gross unrealized depreciation	(408,254)
Net unrealized appreciation	$90,776
Tax Cost	$59,137,251

See accompanying notes which are an integral part of this schedule of investments.

IRON Funds

Related Notes to the Schedule of Investments

June 30, 2019

(Unaudited)

The IRON Strategic Income Fund (the “Fund”) is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Security Transactions and Related Income - The Fund follow industry practice and record security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statement and income tax purposes. Dividend income and capital gain distributions are recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The ability of issuers of debt securities held by the Fund to meet it’s obligations may be affected by economic and political developments in a specific country or region.

Securities Valuation and Fair Value Measurements – Fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained and available from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date
•	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy which is reported, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities that are traded on any stock exchange are generally valued at the last quoted sale price on the security’s primary exchange. Lacking a last sale price, an exchange traded security is generally valued at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. When using the market quotations and when the market is considered active, the security is classified as a Level 1 security. In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Fund values its securities and other assets at fair value in accordance with procedures established by and under the general supervision of the Board of Trustees (“Board”). Under these policies, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

Investments in mutual funds, including money market funds, are generally priced at the ending net asset value (“NAV”). These securities are categorized as Level 1 securities.

Debt securities, including corporate bonds, are valued by using the mean between the closing bid and asked prices provided by a pricing service. If the closing bid and asked prices are not readily available, the pricing service may provide a price determined by a matrix pricing method. Matrix pricing is a mathematical technique used to value fixed income securities without relying exclusively on quoted prices. Matrix pricing takes into consideration recent transactions, yield, liquidity, risk, credit quality, coupon, maturity, type of issue and any other factors or market data the pricing service deems relevant for the actual security being priced and for other securities with similar characteristics. These securities will generally be categorized as Level 2 securities. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair value of the securities or when prices are not readily available from a pricing service, securities are valued at fair value as determined by the Adviser, in conformity with guidelines adopted by and subject to review of the Board. These securities will generally be categorized as Level 3 securities.

In accordance with the Trust’s valuation policies, IRON Financial, LLC (the “Adviser”) is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable, as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would be the amount that the Fund might reasonably expect to receive for them upon their current sale. Methods that are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market prices of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair value pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations. Fair value pricing may also be used in instances when the bonds the Fund invest in default or otherwise cease to have market quotations readily available.

The following is a summary of the inputs used in valuing the Fund’s investments as of June 30, 2019:

	Valuation inputs
Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds(a)	$-	$37,936,787	$-	$37,936,787
Exchange-Traded Funds	20,901,476	-	-	20,901,476
Money Market Funds	389,764	-	-	389,764
Total	$21,291,240	$37,936,787	$-	$59,228,027

(a)	See schedule of investments for sector classifications.

The Funds did not hold any investments during the reporting period for which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period

Item 2. Controls and Procedures.

(a) Based on an evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report the Principal Executive Officer and Principal Financial Officer concluded the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications by the registrant's principal executive officer and principal financial officer, pursuant to the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2a under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Unified Series Trust

By
/s/ David R. Carson
David R. Carson, President

Date	8/28/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By
David R. Carson
David R. Carson, President

Date	8/28/2019

By
/s/ Zachary P. Richmond
Zachary P. Richmond, Treasurer

Date	8/28/2019